Share-based payments - Long-Term Incentive Plan Restricted Stock Units (Details)	12 Months Ended
	Jun. 30, 2024 shares tranche	Jun. 30, 2023 shares tranche $ / shares
Share-based payments [Abstract]
Number of tranches | tranche	3
2022 Long-Term Incentive Plan Restricted Stock Units ("2022 LTIP")
Share-based payments [Abstract]
Number of tranches | tranche	2
Vesting period		3 years 3 months
Percentage of grants vested		50.00%
Percentage of remaining grants vested		50.00%
Remaining vesting period		4 years 3 months
Percentage of vesting based on continued service		80.00%
Percentage of vesting based on total shareholder return		20.00%
Number of RSUs granted (in shares)	0
Volume weighted average market price (in dollars per share) | $ / shares		$ 28
Number of trading days		10 days
Number of consecutive trading days		15 days
2022 Long-Term Incentive Plan Restricted Stock Units ("2022 LTIP") | Tranche One
Share-based payments [Abstract]
Vesting period	3 years
2022 Long-Term Incentive Plan Restricted Stock Units ("2022 LTIP") | Tranche Two
Share-based payments [Abstract]
Vesting period	4 years
2023 Long-Term Incentive Plan Restricted Stock Units ("2023 LTIP")
Share-based payments [Abstract]
Number of tranches | tranche	3
2023 Long-Term Incentive Plan Restricted Stock Units ("2023 LTIP") | Tranche One | Time Based Vesting Conditions
Share-based payments [Abstract]
Vesting period	1 year
Number of RSUs issued (in shares)	809,883
2023 Long-Term Incentive Plan Restricted Stock Units ("2023 LTIP") | Tranche Two | Time Based Vesting Conditions
Share-based payments [Abstract]
Vesting period	2 years
Number of RSUs issued (in shares)	809,883
2023 Long-Term Incentive Plan Restricted Stock Units ("2023 LTIP") | Tranche One And Two | Time Based Vesting Conditions
Share-based payments [Abstract]
Number of tranches | tranche	2
2023 Long-Term Incentive Plan Restricted Stock Units ("2023 LTIP") | Tranche Three | Performance Based Vesting Conditions
Share-based payments [Abstract]
Vesting period	3 years
Number of RSUs issued (in shares)	1,574,725
Daniel Roberts | 2022 Long-Term Incentive Plan Restricted Stock Units ("2022 LTIP")
Share-based payments [Abstract]
Number of tranches | tranche		3
Number of RSUs granted (in shares)		305,630
Number of RSUs vested (in shares)		713,166
William Roberts | 2022 Long-Term Incentive Plan Restricted Stock Units ("2022 LTIP")
Share-based payments [Abstract]
Number of tranches | tranche		3
Number of RSUs granted (in shares)		305,630
Number of RSUs vested (in shares)		713,166
Non-Executive Director | 2022 Long-Term Incentive Plan Restricted Stock Units ("2022 LTIP")
Share-based payments [Abstract]
Vesting period		10 days
Number of RSUs vested (in shares)		108,559
Non-Executive Director | 2023 Long-Term Incentive Plan Restricted Stock Units ("2023 LTIP")
Share-based payments [Abstract]
Vesting period	10 days
Number of RSUs vested (in shares)	120,303
Key Management Personnel | 2022 Long-Term Incentive Plan Restricted Stock Units ("2022 LTIP")
Share-based payments [Abstract]
Number of RSUs issued (in shares)		1,594,215
Key Management Personnel | 2023 Long-Term Incentive Plan Restricted Stock Units ("2023 LTIP")
Share-based payments [Abstract]
Number of RSUs issued (in shares)	3,194,491